Key Risk Theme (Detail: Text Values) € in Billions	6 Months Ended
Jun. 30, 2024 EUR (€)
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
Movement In Non Recourse and Stresstested Non Recourse CRE Portfolio	€ 0.7
Weighted Average LTV In US In The Office Loan Segment In Percent	81.00%
Total Provisions Required As A Result Of Stress Testing	€ 1.2
Potential Incremental Net Provisions Over Multiple Years As A Result Of Stress Testing	0.5
Changes in total provisions required as a result of stress test	€ 0.1
LTV above threshold for the stress analysis assuming a loss to occur in percent	100.00%